UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2007

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 54.14%					$509,522,736

(Cost $516,372,295)

Aerospace & Defense 0.10%					899,475

TransDigm, Inc.,
Sr Sub Note (S)	7.750%	07-15-14	B-	$895	899,475

Agricultural Products 0.20%					1,927,800

Chaoda Modern Agriculture (Holdings)
Ltd.,
Gtd Sr Note (Cayman
Islands) (F)(S)	7.750	02-08-10	BB	2,040	1,927,800

Airlines 0.64%					6,051,761

Continental Airlines, Inc.,
Pass Thru Ctf
Ser 1999-1A (L)	6.545	02-02-19	A-	942	944,076
Pass Thru Ctf Ser 2000-2
Class B	8.307	04-02-18	BB-	1,260	1,256,733
Pass Thru Ctf Ser 2001-1
Class C	7.033	06-15-11	B+	767	744,248
Delta Airlines, Inc.,
Sr Pass Thru Ctf Ser 2002-1	6.417	07-02-12	AAA	3,030	3,106,704

Appatel, Accessories, & Luxury Goods 0.09%					818,975

Hanesbrands, Inc.,
Gtd Sr Note Ser B (L)(P)	8.784	12-15-14	B-	820	818,975

Asset Management & Custody Banks 0.40%					3,812,119

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	4,005	3,812,119

Broadcasting & Cable TV 1.09%					10,257,693

Comcast Cable Holdings LLC,
Gtd Sr Sub Deb	9.800	02-01-12	BBB+	1,720	1,985,081
Note	8.375	03-15-13	BBB+	1,445	1,616,339
Nexstar Finance, Inc.,
Gtd Sr Sub Note (L)	7.000	01-15-14	CCC+	1,290	1,219,050
Rogers Cable, Inc.,
Sr Sec Note (Canada) (F)	6.750	03-15-15	BB+	1,705	1,761,398
Shaw Communications, Inc.,
Sr Note (Canada) (F)	8.250	04-11-10	BB+	1,790	1,866,075
XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	1,905	1,809,750

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Casinos & Gaming 2.24%					21,128,581

Fontainebleau Las Vegas Holdings LLC,
Note (S)	10.250	06-15-15	CCC+	1,445	1,239,087
Harrah's Operating Co., Inc.,
Gtd Sr Bond	5.625	06-01-15	BB	1,560	1,197,300
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	1,970	1,965,075
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	1,895	1,904,475
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	1,250	1,185,450
Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B	1,050	1,026,375
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	1,595	1,610,950
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	1,090	1,090,000
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	815	872,050
Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB-	2,260	2,237,739
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	2,275	2,286,375
Shingle Springs Tribal Gaming
Authority,
Sr Note (S)	9.375	06-15-15	B	705	694,425
Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (L)	8.500	06-01-15	B	1,190	969,850
Turning Stone Casino Resort
Enterprise,
Sr Note (S)	9.125	09-15-14	B	2,085	2,105,850
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB-	729	743,580

Commodity Chemicals 0.09%					883,750

Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04-01-15	B-	875	883,750

Consumer Finance 0.53%					4,991,829

GMAC LLC,
Note	6.750	12-01-14	BB+	1,875	1,591,251
Sr Note	6.000	12-15-11	BB+	1,750	1,504,652
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15
then variable)	5.911	11-30-35	A	2,000	1,895,926

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Diversified Banks 2.58%					24,250,295

Banco Mercantil del Norte SA,
Sub Note (Mexico) (F)(S)	6.862	10-13-21	Baa2	2,540	2,615,738
Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	4,100	4,266,214
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506%
to 4-15-15 then variable)
(Japan) (F)(L)(S)	5.506	12-15-49	Baa1	2,530	2,403,654
HBOS Plc,
Perpetual Bond (6.413% to
10-1-35 then variable)
(United Kingdom) (F)(S)	6.413	09-29-49	A	2,910	2,514,522
Jefferies Group, Inc.,
Sr Note	6.450	06-08-27	BBB+	1,115	1,048,607
Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16
then variable) (United
Kingdom) (F)(S)	6.267	11-14-16	A	2,500	2,306,623
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to
9-30-31 then variable)
(United Kingdom) (F)	7.648	08-29-49	A	3,210	3,575,747
Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	2,335	2,312,698
Societe Generale,
Sub Note (France) (F)(S)	5.922	04-05-49	A+	1,725	1,649,550
Standard Chartered Plc,
Bond (Great Britain) (F)(S)	7.014	07-30-49	BBB+	1,700	1,556,942

Diversified Chemicals 0.12%					1,127,500

Mosiac Co., (The),
Sr Note (S)	7.625	12-01-16	BB-	1,100	1,127,500

Diversified Financial Services 1.85%					17,444,301

Comerica Capital Trust II,
Gtd Bond	6.576	02-20-37	BBB+	1,305	1,155,033
Cosan Finance Ltd.,
Gtd Bond (Bermuda) (F)(L)(S)	7.000	02-01-17	BB	1,120	1,045,800
Ford Motor Credit Co.,
Sr Note	9.875	08-10-11	B	1,135	1,120,447
Sr Note	9.750	09-15-10	B	3,237	3,205,721
Huntington Capital III,
Gtd Sub Bond	6.650	05-15-37	BBB-	2,165	2,005,504
Nelnet, Inc.,
Note (7.400% to 9-1-11 then
variable)	7.400	09-29-36	BBB-	2,595	2,519,358
QBE Capital Funding II LP,
Gtd Sub Bond (Jersey
Islands) (F)(S)	6.797	06-01-49	BBB	2,485	2,350,539

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

SMFG Preferred Capital,
Bond (L)(S)	6.078	01-25-17	BBB	2,215	2,065,886
Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	1,840	1,976,013

Diversified Metals & Mining 0.29%					2,739,876

Blaze Recycling & Metals LLC/Blaze
Finance Corp.,
Sr Sec Note (S)	10.875	07-15-12	B	285	281,437
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BB	485	516,525
New Gold, Inc.,
Sr Note (Canada) (D)(G)	10.000	06-28-17	B	1,350	1,020,939
Vedanta Resources Plc,
Sr Note (United Kingdom)
(F)(S)	6.625	02-22-10	BB	935	920,975

Drug Retail 0.22%					2,091,486

CVS Caremark Corp.
Sr Note	5.750	06-01-17	BBB+	2,140	2,091,486

Electric Utilities 2.92%					27,512,291

Abu Dhabi National Energy Co.,
Bond (United Arab Emirates)
(F)(S)	6.500	10-27-36	A+	3,385	3,345,829
AES Eastern Energy LP,
Pass Thru Ctf 1999-A	9.000	01-02-17	BB+	3,467	3,657,963
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	1,842	2,088,754
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB-	4,047	4,590,464
HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB-	2,655	2,833,679
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	1,109	1,187,398
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	1,835	1,885,462
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (F)(S)	9.625	11-15-09	BBB	2,445	2,661,693
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB-	198	225,102
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	4,884	5,035,947

Electrical Components & Equipment 0.18%					1,734,248

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,720	1,734,248

Food Distributors 0.07%					628,113

Kroger Co., (The)
Gtd Sr Note	6.400	08-15-17	BBB-	615	628,113

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Gas Utilities 0.40%					3,747,535

KN Capital Trust I,
Cap Security	8.560	04-15-27	B-	$1,670	1,568,142
Southern Union Co.,
Jr Sub Note (7.200% to
11-1-11 then variable)	7.200	11-01-66	BB	2,165	2,179,393

Health Care Facilities 0.11%					1,038,700

Community Health Systems, Inc.,
Sr Note (L)(S)	8.875	07-15-15	B-	1,040	1,038,700

Health Care Services 0.16%					1,551,875

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B-	1,625	1,551,875

Industrial Conglomerates 0.12%					1,167,492

Buckeye Partners LP,
Bond	5.125	07-01-17	BBB	1,260	1,167,492

Industrial Machinery 0.15%					1,417,773

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Baa2	1,439	1,417,773

Insurance Brokers 0.13%					1,187,106

Progressive Corp. (The),
Jr Sub Deb (P)	6.700	06-15-37	A-	1,225	1,187,106

Integrated Oil & Gas 0.23%					2,186,015

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	1,990	2,186,015

Integrated Telecommunication Services 1.27%					11,926,131

AT&T, Inc.,
Note	6.500	09-01-37	A	2,350	2,353,363
Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB-	1,940	1,876,950
Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	B-	1,215	1,202,850
Nextel Communications, Inc.,
Gtd Sr Note Ser E	6.875	10-31-13	BBB	2,505	2,505,764
Qwest Corp.,
Sr Note	7.875	09-01-11	BBB-	1,620	1,694,925
Sprint Capital Corp.,
Gtd Sr Note	6.875	11-15-28	BBB+	2,355	2,292,279

Investment Banking & Brokerage 0.89%					8,386,651

BNP Paribas,
Jr Sub Note (7.195% to
6-25-37 then variable)
(France) (F)(S)	7.195	06-29-49	AA-	1,065	1,052,733

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Merna Reinsurance Ltd.,
Sec Sub Note (Bermuda)
(F)(P)	7.110	07-07-10	A2	2,020	2,020,000
Merrill Lynch & Co., Inc.,
Sr Note	6.400	08-28-17	AA-	2,410	2,456,200
Mizuho Finance,
Gtd Sub Bond (Cayman
Islands) (F)	8.375	12-29-49	A2	2,750	2,857,718

Life & Health Insurance 0.28%					2,660,730

Lincoln National Corp.,
Jr Sub Bond	6.050	04-20-67	A-	915	867,459
Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	1,855	1,793,271

Marine 0.70%					6,549,413

CMA CGM SA,
Sr Note (France) (F)(S)	7.250	02-01-13	BB+	2,790	2,671,425
Minerva Overseas Ltd.,
Gtd Note (Cayman Islands)
(F)(S)	9.500	02-01-17	B	2,485	2,335,900
Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands)
(F)	9.500	12-15-14	B	1,510	1,542,088

Metal & Glass Containers 0.33%					3,129,375

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	2,375	2,422,500
Greif, Inc.,
Sr Note	6.750	02-01-17	BB-	725	706,875

Movies & Entertainment 0.09%					851,000

Cinemark, Inc.,
Sr Disc Note	9.750	03-15-14	CCC+	920	851,000

Multi-Line Insurance 1.08%					10,131,398

Axa SA,
Perpetual Sub Note (6.379%
to 12-14-36 then variable)
(France) (F)(S)	6.379	12-14-49	BBB	2,010	1,811,935
Genworth Financial, Inc.,
Jr Sub Note (6.150% to
11-15-16 then variable)	6.150	11-15-66	BBB+	1,640	1,510,660
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	1,425	1,473,473
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	3,085	2,985,938
Gtd Jr Sub Bond (S)	7.800	03-15-37	BB+	2,635	2,349,392

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Multi-Media 0.51%					4,826,036

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB	2,200	2,525,644
Time Warner Entertainment Co. LP,
Sr Deb	8.375	03-15-23	BBB+	1,990	2,300,392

Multi-Utilities 0.74%					6,939,011

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,090	2,071,713
Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BBB-	970	1,052,977
Sr Sec Note Ser C	7.840	05-30-10	BBB-	1,766	1,813,931
Sr Sec Bond Ser F	7.475	11-30-18	BBB-	1,853	2,000,390

Office Services & Supplies 0.24%					2,233,203

Xerox Corp.,
Sr Note (L)	6.750	02-01-17	BB+	2,170	2,233,203

Oil & Gas Drilling 0.27%					2,571,160

Allis-Chalmers Energy Inc.,
Sr Note	8.500	03-01-17	B	1,270	1,216,025
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (F)(S)	5.326	08-01-13	BBB-	1,363	1,355,135

Oil & Gas Refining & Marketing 0.43%					4,053,490

Premcor Refining Group, Inc., (The),
Gtd Sr Note	6.750	05-01-14	BBB	2,310	2,390,610
Sr Note	9.500	02-01-13	BBB	1,575	1,662,880

Oil & Gas Storage & Transportation 0.65%					6,072,180

Energy Transfer Partners LP,
Gtd Sr Note	5.950	02-01-15	Baa3	1,775	1,735,741
Markwest Energy Partners LP,
Sr Note Ser B	8.500	07-15-16	B	1,890	1,880,550
TEPPCO Partners LP,
Gtd Jr Sub Note	7.000	06-01-67	BB	2,640	2,455,889

Packaged Foods & Meats 0.43%					4,089,324

ASG Consolidated LLC/ASG Finance,
Inc.,
Sr Disc Note (Zero to
11-1-08 then 11.500%) (L)(O)	Zero	11-01-11	B-	3,200	2,944,000
General Foods Corp.,
Deb	7.000	06-15-11	A-	1,145	1,145,324

Paper Packaging 0.06%					568,700

US Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	B	605	568,700

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Paper Products 0.50%						4,664,520

Plum Creek Timber Co., Inc.,
Gtd Note		5.875	11-15-15	BBB-	1,740	1,717,070
Stone Container Corp.,
Sr Note (S)		8.000	03-15-17	CCC+	920	877,450
Verso Paper Holdings LLC,
Gtd Sr Sec Note Ser B		9.125	08-01-14	B+	2,070	2,070,000

Property & Casualty Insurance 0.46%						4,364,328

Chubb Corp. (The),
Jr Sub Note (L)		6.375	03-29-67	BBB+	1,870	1,834,754
Ohio Casualty Corp.,
Sr Note		7.300	06-15-14	BBB-	2,330	2,529,574

Real Estate Management & Development		0.76%				7,109,161

Health Care REIT, Inc.,
Sr Note		6.200	06-01-16	BBB-	1,895	1,862,249
Healthcare Realty Trust, Inc.,
Sr Note		8.125	05-01-11	BBB-	1,715	1,832,956
Nationwide Health Properties, Inc.,
Note		6.500	07-15-11	BBB-	1,745	1,814,331
Shimao Property Holding Ltd.,
Gtd Sr Note (Cayman
Islands) (F)(S)		8.000	12-01-16	BB+	1,675	1,599,625

Regional Banks 0.84%						7,908,074

BankAmerica Institutional Bank,
Gtd Cap Security Ser B (S)		7.700	12-31-26	A	985	1,023,573
Mainstreet Capital Trust I,
Gtd Jr Sub Cap Security
Ser B (G)		8.900	12-01-27	A3	2,380	2,503,896
NB Capital Trust IV,
Gtd Cap Security		8.250	04-15-27	A	2,280	2,367,780
Sun Trust Banks, Inc.,
Bond (6.100% to 12-15-36
then variable)		6.100	12-01-66	A-	2,320	2,012,825

Semiconductor Equipment 0.17%						1,566,000

Freescale Semiconductor, Inc.,
Sr Sub Note (L)		10.125	12-15-16	B	1,800	1,566,000

Soft Drinks 0.15%						1,377,102

Panamerican Beverages, Inc.,
Sr Note (Panama) (F)		7.250	07-01-09	BBB+	1,340	1,377,102

Specialized Consumer Services	0.14%					1,283,750

Idearc, Inc.,
Gtd Sr Note		8.000	11-15-16	B+	1,300	1,283,750

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Specialized Finance 2.12%					19,947,179

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	3,740	4,039,200
Bosphorous Financial Services,
Sec Floating Rate Note
(P)(S)	7.160	02-15-12	Baa2	2,660	2,673,510
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	1,735	1,648,250
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,338	3,431,240
HRP Myrtle Beach Operations LLC,
Sr Sec Note (10.120% to
4-1-09 then variable) (S)	10.070	04-01-12	B+	1,075	1,021,250
NiSource Finance Corp.,
Sr Note	6.400	03-15-18	BBB	1,955	1,955,115
UCAR Finance, Inc.,
Gtd Sr Note (L)	10.250	02-15-12	B-	2,317	2,421,265
USB Realty Corp.,
Perpetual Bond (6.091% to
01-15-12 then variable) (S)	6.091	01-15-49	A+	2,900	2,757,349

Specialty Chemicals 0.35%					3,249,763

American Pacific Corp.,
Sr Note	9.000	02-01-15	B	1,645	1,686,125
NOVA Chemicals Ltd.,
Note (Canada) (F)	7.875	09-15-25	B+	1,695	1,563,638

Steel 0.26%					2,415,000

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	2,415	2,415,000

Thrifts & Mortgage Finance 23.87%					224,640,543

American Home Mortgage Assets,
Mtg Pass Thru Ctf
Ser 2006-6 Class XP IO (P)	Zero	12-25-46	AAA	54,643	2,732,170
American Tower Trust,
Mtg Pass Thru Ctf
Ser 2007-1A Class D (S)	5.957	04-15-37	BBB	3,175	3,091,148
Banc of America Commercial Mortgage,
Inc.,
Mtg Pass Thru Ctf
Ser 2005-6 Class A4 (P)	5.353	09-10-47	AAA	3,240	3,174,568
Mtg Pass Thru Ctf
Ser 2006-2 Class A3 (P)	5.902	05-10-45	AAA	5,400	5,445,492
Mtg Pass Thru Ctf
Ser 2006-3 Class A4	5.889	07-10-44	AAA	5,260	5,340,055
Banc of America Funding Corp.,
Mtg Pass Thru Ctf
Ser 2006-B Class 6A1 (P)	5.881	03-20-36	AAA	3,986	3,994,420
Mtg Pass Thru Ctf
Ser 2006-D Class 6B1 (P)	5.947	05-20-36	AA+	2,117	2,114,340
Bank of America Commercial Mortgage,
Inc.,

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Mtg Pass Thru Ctf
Ser 2006-4 Class A3A	5.600	07-10-46	AAA	4,245	4,239,767
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf
Ser 2005-3 Class B2 (P)	5.272	04-25-35	AA+	1,258	1,264,822
Mtg Pass Thru Ctf
Ser 2006-1 Class 23A1 (P)	5.623	02-25-36	AAA	4,106	4,085,662
Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf
Ser 2002-T0P8 Class A2	4.830	08-15-38	AAA	4,260	4,122,437
Mtg Pass Thru Ctf
Ser 2003-T10 Class A2	4.740	03-13-40	AAA	4,690	4,516,034
Mtg Pass Thru Ctf
Ser 2006-PW14 Class D	5.412	12-01-38	A	2,480	2,186,050
Chaseflex Trust,
Mtg Pass Thru Ctf
Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	3,340	3,238,882
Citigroup Commercial Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2006-C4 Class A3 (P)	5.914	03-15-49	Aaa	3,350	3,381,130
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf
Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	2,013	1,957,350
Mtg Pass Thru Ctf
Ser 2005-10 Class 1A5A (P)	5.845	12-25-35	AAA	3,065	3,066,175
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2005-CD1 Class C (P)	5.400	07-15-44	AA	1,030	951,532
Commercial Mortgage,
Mtg Pass Thru Ctf
Ser 2006-C7 Class A3 (P)	5.900	06-10-46	AAA	3,200	3,227,561
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	405	404,002
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-59 Class 2X IO (P)	1.598	11-20-35	AAA	31,417	1,094,701
Mtg Pass Thru Ctf
Ser 2006-0A3 Class X IO (P)	1.580	05-25-36	AAA	18,209	759,662
Mtg Pass Thru Ctf
Ser 2006-0A8 Class X IO (P)	6.005	07-25-46	AAA	39,738	1,496,403
Mtg Pass Thru Ctf
Ser 2006-0A10 Class XPP
IO (P)	1.950	08-25-46	AAA	20,965	818,937
Mtg Pass Thru Ctf
Ser 2006-11CB Class 3A1	6.500	05-25-36	Aaa	4,322	4,350,286
Mtg Pass Thru Ctf
Ser 2007-0A8 Class X IO	2.000	06-25-47	AAA	27,855	1,253,463
Crown Castle Towers LLC,
Mtg Pass Thru Ctf
Ser 2006-1A Class E (S)	6.065	11-15-36	Baa3	2,900	2,842,899

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Mtg Pass Thru Ctf
Ser 2006-1A Class F (S)	6.650	11-15-36	Ba1	5,065	4,949,265
CS First Boston Mortgage Securities
Corp.,
Mtg Pass Thru Ctf
Ser 2003-CPN1 Class A2	4.597	03-15-35	AAA	6,665	6,387,483
DB Master Finance LLC,
Mtg Pass Thru Ctf
Ser 2006-1 Class A2 (S)	5.779	06-20-31	AAA	4,605	4,634,799
Mtg Pass Thru Ctf
Ser 2006-1-M1 (S)	8.285	06-20-31	BB	1,065	1,094,663
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf
Ser 2007-1 Class M1 (S)	7.629	04-25-37	BB	3,215	3,096,723
First Horizon Alternative Mortgage
Securities,
Mtg Pass Thru Ctf
Ser 2004-AA5 Class B1 (P)	5.215	12-25-34	AA	1,349	1,325,160
Mtg Pass Thru Ctf
Ser 2006-AA2 Class B1 (G)(P)	6.186	05-25-36	AA	1,327	1,355,964
Global Signal Trust,
Sub Bond Ser 2004-2A
Class D (S)	5.093	12-15-14	Baa2	1,425	1,387,822
Sub Bond Ser 2006-1 Class E
(S)	6.495	02-15-36	Baa3	1,850	1,841,397
Global Tower Partners Acquisition
Partners LLC,
Mtg Pass Thru Ctf
Ser 2007-1A Class F (S)	7.050	05-15-37	Ba2	780	757,364
GMAC Commercial Mortgage Securities,
Inc.,
Mtg Pass Thru Ctf
Ser 2002-C1 Class A1	5.785	11-15-39	AAA	2,977	2,985,996
Mtg Pass Thru Ctf
Ser 2003-C2 Class B (P)	5.491	05-10-40	AAA	7,495	7,492,241
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf
Ser 2006-AR1 Class 2A1 (P)	5.651	04-19-36	AAA	2,639	2,633,279
Greenwich Capital Commercial Funding
Corp.,
Mtg Pass Thru Ctf
Ser 2006-GG7 Class A4 (P)	6.111	07-10-38	AAA	5,030	5,141,892
Mtg Pass Thru Ctf
Ser 2007-GG9 Class C	5.554	03-10-39	AA	1,810	1,671,985
Mtg Pass Thru Ctf
Ser 2007-GG9 Class F	5.633	03-10-39	A	995	886,630
GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf
Ser 2006-GG8 Class A2	5.479	11-10-39	Aaa	6,025	6,026,365
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2004-9 Class B1 (G)(P)	5.406	08-25-34	AA	2,158	2,147,599
Mtg Pass Thru Ctf
Ser 2006-AR1 Class 3A1 (P)	5.392	01-25-36	AAA	5,748	5,689,768

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2004-AR13 Class B1	5.296	01-25-35	AA	1,385	1,395,789
Mtg Pass Thru Ctf
Ser 2005-AR18 Class 1X IO	Zero	10-25-36	AAA	76,390	2,184,281
Mtg Pass Thru Ctf
Ser 2005-AR5 Class B1 (P)	5.384	05-25-35	AA	1,945	1,954,482
Mtg Pass Thru Ctf
Ser 2006-AR19 Class 1B1 (P)	6.416	08-25-36	AA	1,782	1,835,459
JP Morgan Chase Commercial Mortgage
Security Corp.,
Mtg Pass Thru Ctf
Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	2,865	2,751,426
Mtg Pass Thru Ctf
Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,646	1,504,887
Mtg Pass Thru Ctf
Ser 2006-LDP7 Class A4 (P)	6.066	04-15-45	AAA	3,345	3,410,091
JP Morgan Commercial Mortgage Finance
Corp.,
Mtg Pass Thru Ctf
Ser 1997-C5 Class D	7.351	09-15-29	AA+	2,018	2,057,131
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2005-S2 Class 2A16	6.500	09-25-35	AAA	2,610	2,639,653
Mtg Pass Thru Ctf
Ser 2005-S3 Class 2A2	5.500	01-25-21	AAA	3,828	3,779,937
Mtg Pass Thru Ctf
Ser 2006-A7 Class 2A5 (P)	5.830	01-25-37	Aa1	5,161	5,171,682
LB-UBS Commercial Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2006-C4 Class A4 (P)	6.081	06-15-38	AAA	3,950	4,031,468
Master Adjustable Rate Mortgages
Trust,
Mtg Pass Thru Ctf
Ser 2006-2 Class 4A1 (P)	4.991	02-25-36	AAA	4,564	4,494,568
Merrill Lynch/Countrywide Commercial
Mtg Trust,
Mtg Pass Thru Ctf
Ser 2006-2 Class A4 (P)	6.105	06-12-46	AAA	4,535	4,629,303
Mtg Pass Thru Ctf
Ser 2006-3 Class A4	5.414	07-12-46	Aaa	3,880	3,810,036
Morgan Stanley Capital I,
Mtg Pass Thru Ctf
Ser 2005-HQ7 Class A4 (P)	5.374	11-14-42	AAA	3,065	3,002,574
Mtg Pass Thru Ctf
Ser 2005-IQ10 Class A4A (L)	5.230	09-15-42	AAA	4,520	4,417,265
Mtg Pass Thru Ctf
Ser 2006-IQ12 Class E	5.538	12-15-43	A+	2,430	2,186,388
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-1 Class B1 (P)	4.348	05-25-35	AA	1,607	1,571,378
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-2 Class AF3	4.499	08-25-35	AAA	2,080	2,055,018

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Mtg Pass Thru Ctf
Ser 2005-2 Class AF4	4.934	08-25-35	AAA	2,365	2,300,751
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf
Ser 2005-QA12 Class NB5 (P)	5.962	12-25-35	AAA	2,597	2,598,386
Residential Asset Securitization
Trust,
Mtg Pass Thru Ctf
Ser 2006-A7CB Class 2A1	6.500	07-25-36	AAA	4,359	4,399,722
SBA CMBS Trust,
Sub Bond Ser 2005-1A
Class D (S)	6.219	11-15-35	Baa2	850	854,248
Sub Bond Ser 2005-1A
Class E (S)	6.706	11-15-35	Baa3	795	793,391
Sub Bond Ser 2006-1A
Class H (S)	7.389	11-15-36	Ba3	1,373	1,307,758
Sub Bond Ser 2006-1A
Class J (S)	7.825	11-15-36	B1	850	795,021
Washington Mutual Alternative Loan
Trust,
Mtg Pass Thru Ctf
Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	1,782	1,793,842
Washington Mutual, Inc.,
Mtg Pass Thru Ctf
Ser 2007-0A4 Class XPPP IO	Zero	04-25-47	Aaa	74,186	1,273,854
Mtg Pass Thru Ctf
Ser 2007-0A5 Class 1XPP IO	Zero	06-25-47	Aaa	174,613	2,152,105
Mtg Pass Thru Ctf
Ser 2007-0A6 Class 1XPP IO	Zero	07-25-47	Aaa	100,424	1,205,086
Mtg Pass Thru Ctf
Ser 2007-1 Class B1	6.205	02-25-37	AA	2,155	1,995,564
Wells Fargo Mortgage Backed Securites
Trust,
Mtg Pass Thru Ctf
Ser 2004-7 Class 2A2	5.000	07-25-19	AAA	2,265	2,203,869
Mtg Pass Thru Ctf
Ser 2006-AR15 Class A3 (P)	5.660	10-25-36	AAA	5,438	5,427,787

Tobacco 0.26%					2,428,642

Alliance One International, Inc.,
Gtd Sr Note (S)	8.500	05-15-12	B	890	885,550
Reynolds American, Inc.,
Sr Sec Note	7.250	06-01-13	BB	1,490	1,543,092

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Wireless Telecommunication Services 1.38%					12,984,283

America Movil SA de CV,
Sr Note (Mexico) (F)(L)	5.750	01-15-15	BBB+	1,660	1,649,542
AT&T Wireless Services , Inc.,
Sr Note	8.125	05-01-12	A	1,355	1,498,596
Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB+	1,805	1,732,800
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	3,455	3,400,065
Digicel Group Ltd.,
Sr Note (Bermuda) (F)(L)(S)	8.875	01-15-15	Caa2	2,115	1,932,687
SK Telecom Co. Ltd.,
Bond (S)	6.625	07-20-27	A	2,615	2,770,593

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.70%					$6,577,603

(Cost $5,901,530)

Agricultural Products 0.16%					1,560,375

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)			BB+	18,000	1,560,375

Diversified Metals & Mining 0.34%					3,169,618

Freeport McMoRan Copper & Gold, Inc.,
6.75%			B+	23,900	3,169,618

Integrated Telecommunication Services 0.20%					1,847,610

Telephone & Data Systems, Inc., 7.60%			BB+	81,000	1,847,610

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 0.27%					$2,548,125

(Cost $2,553,210)

Diversified Metals & Mining 0.13%					1,188,971

Thompson Creek Metals Co.,
Tranche A (First Lien Note), 11-1-12 (B)(G)			B	$1,189	1,188,971

Education Services 0.06%					584,154

Riverdeep Interactive Learning Ltd.,
Tranche B, 11-28-13			B	597	584,154

Hotels, Resorts & Cruise Lines 0.08%					775,000

East Valley Tourist Development
Authority,
Tranche A, 8-6-12 (G)			B	775	775,000

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 43.77%					$411,950,470
(Cost $411,052,311)

Government U.S. 8.22%					77,405,764

United States Treasury,
Bond (L)	4.750%	02-15-37	AAA	$2,845	2,806,325
Bond (L)	4.500	02-15-36	AAA	255	241,712
Note (L)	4.750	05-15-14	AAA	5,400	5,522,342
Note (L)	4.500	05-15-17	AAA	37,800	37,640,522
Note (L)	4.250	11-15-13	AAA	31,300	31,194,863

Government U.S. Agency	35.55%				334,544,706

Federal Home Loan Bank,
Bond	5.500	08-13-14	AAA	5,510	5,686,816
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	41	42,291
30 Yr Adj Rate Pass Thru
Ctf (P)	5.616	04-01-37	AAA	5,759	5,732,560
30 Yr Adj Rate Pass Thru
Ctf (P)	5.277	12-01-35	AAA	8,072	7,885,894
30 Yr Adj Rate Pass Thru
Ctf (P)	5.157	11-01-35	AAA	8,731	8,536,473
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	9,188	8,750,318
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,092	1,040,174
CMO REMIC 2489-PE	6.000	08-15-32	AAA	2,785	2,815,825
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,103	1,064,117
CMO REMIC 3174-CB	5.500	02-15-31	AAA	4,695	4,697,209
CMO-REMIC 3294-NB	5.500	12-15-29	AAA	5,310	5,272,135
CMO-REMIC 3320-PB	5.500	11-15-31	AAA	3,991	3,973,598
Note	5.500	03-22-22	AAA	9,045	9,005,401
Note	4.500	01-15-15	AAA	15,310	14,877,891
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	287	314,287
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	5	5,320
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	82	83,663
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	473	488,376
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	121	124,540
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,306	1,298,720
15 Yr Pass Thru Ctf	5.500	12-01-20	AAA	9,463	9,412,131
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	8,142	7,949,867
30 Yr Adj Rate Pass Thru
Ctf (P)	5.493	03-01-37	AAA	7,597	7,552,605

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	5,884	5,972,995
30 Yr Pass Thru Ctf	6.500	07-01-37	AAA	11,046	11,212,341
30 Yr Pass Thru Ctf	6.000	09-15-34	AAA	18,850	18,826,438
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1	1,338
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	2,912	2,909,656
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	2,336	2,333,673
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	32,843	32,814,544
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	10,440	10,431,114
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	17,260	17,245,356
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	13,981	13,966,232
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	27,813	27,242,377
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	12,602	12,317,085
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	19,610	19,152,910
30 Yr Pass Thru Ctf	5.500	04-01-37	AAA	20,104	19,634,942
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	5,203	5,081,773
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	2,243	2,135,090
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	4,963	4,734,286
CMO-REMIC 2003-33-AC	4.250	03-25-33	AAA	864	825,669
CMO-REMIC 2003-49-JE	3.000	04-25-33	AAA	2,428	2,153,091
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	2,390	2,168,159
CMO REMIC 2003-63-PE	3.500	07-25-33	AAA	2,036	1,838,885
CMO-REMIC 2006-64-PC	5.500	10-25-34	AAA	4,520	4,395,597
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	4,875	4,737,448
Financing Corp.,
Bond	10.350	08-03-18	Aaa	3,545	5,066,532
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	12	13,089
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	27	30,540
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	11	12,502
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	36	38,856
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	6	6,658
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	41	45,277
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	20	21,869
30 Yr Pass Thru Ctf
Ser 2003-42 Class XA	3.750	05-16-33	AAA	612	568,173

Issuer				Shares	Value
Warrants 0.02%					$159,522

(Cost $265,338)

Diversified Metals & Mining 0.02%					159,522

New Gold, Inc. (Canada) (F)(I)				135,000	159,522

John Hancock
Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 13.60%			$128,076,264

(Cost $128,076,264)

Joint Repurchase Agreement 2.21%			20,836,000

Joint Repurchase Agreement transaction
with Barclays Plc dated 8-31-07
at 5.100% to be repurchased
at $20,847,807 on 9-4-07,
collateralized by $20,764,984 of U.S.
Treasury Inflation Indexed Note,
2.000%, due 1-15-16 (Valued
at $21,252,720, including interest)	5.100%	$20,836	20,836,000

		Shares

Cash Equivalents 11.39%			107,240,264

John Hancock Cash Investment Trust
(T)(W)		107,240,264	107,240,264

Total investments (Cost $1,064,220,948) 112.50%			$1,058,834,720

Other assets and liabilities, net (12.50%)			($117,679,369)

Total net assets 100.00%			$941,155,351

The percentage shown for each investment
category is the total value of that category
as a percentage of the net assets of the
Fund.

John Hancock
Bond Fund
Notes to Schedule of Investments
August 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $1,188,971 or 0.13% of the Fund's net assets as of August 31, 2007.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of August 31, 2007.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $118,750,496 or 12.62% of the Fund's net assets as of August 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on August 31, 2007, including short-term investments, was $1,064,220,948. Gross unrealized appreciation and depreciation of investments aggregated $10,612,876 and $15,999,104, respectively, resulting in net unrealized depreciation of $5,386,228.

Notes to Schedule of Investments - Page 1

John Hancock
Bond Fund
Credit default swap contracts
August 31, 2007 (unaudited)

			(Pay)/			Unrealized
	Notinal	Buy/Sell	Received	Termination	Counter	Appreciation
Issuer	Amount	Protection	Fixed Rate	Date	Party	(depreciation)

Ford Motor Co.,	$5,000,000	Sell	2.15%	Jul 31	Morgan Stanley	($134,626)
Goodyear Tire & Rubber Co.,	5,000,000	Sell	1.51	Jun 12	Bank of America	(294,803)
CBS Corp.	5,000,000	Buy	(0.78)	Jun 14	Bank of America	(25,096)

Total						($454,525)

Credit default swap contracts

John Hancock
Bond Fund
Financial futures contracts
August 31, 2007 (unaudited)

	Number of			Appreciation
Open contracts	contracts	Position	Expiration	(depreciation)

U.S. 15-Year Treasury Note	51	Short	Sept 07	($261,732)
U.S. 10-Year Treasury Note	55	Long	Dec 07	($2,534)

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments - Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. Net upfront payments received (paid) by the Fund are included as part of unrealized appreciation/depreciation on the Statement of Operations. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q1 8/07
10/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 26, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 26, 2007